Restatement - Statements of consolidated comprehensive loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Net loss for the period	€ (31,164)	€ (25,517)	€ (18,946)
Items that will not be reclassified to profit or loss
Actuarial gains and losses	23	(14)	87
Items that will be reclassified to profit or loss
Foreign currency translation adjustment		10	(18)
Other comprehensive income (loss)	23	(4)	69
Total comprehensive loss	(31,141)	(25,521)	(18,877)
Attributable to shareholders of Biophytis	(31,140)	€ (25,521)	€ (18,877)
Non-controlling interests	(1)
As filed
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Net loss for the period	(31,247)
Items that will not be reclassified to profit or loss
Actuarial gains and losses	23
Items that will be reclassified to profit or loss
Other comprehensive income (loss)	23
Total comprehensive loss	(31,224)
Attributable to shareholders of Biophytis	(31,223)
Non-controlling interests	(1)
Restatments
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Net loss for the period	83
Items that will be reclassified to profit or loss
Total comprehensive loss	83
Attributable to shareholders of Biophytis	€ 83